Personnel expenses (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Personnel Expenses [Line Items]
Salaries and variable compensation	$ 4,804	$ 3,885	$ 3,786	$ 8,689	$ 7,954
of which: variable compensation - financial advisors	1,110	1,111	1,122	2,222	2,342
Contractors	77	70	80	147	163
Social security	294	279	218	572	503
Post-employment benefit plans	261	236	199	497	448
Other personnel expenses	215	151	139	366	274
Total personnel expenses	$ 5,651	$ 4,620	$ 4,422	$ 10,271	$ 9,343